Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 10, 2016	Jun. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	COLONY BANKCORP INC
Trading Symbol	cban
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		8,439,528
Entity Public Float			$ 52,779,385
Amendment Flag	false
Entity Central Index Key	0000711669
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY